PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT
Schedule of property and equipment

Property and
equipment
Net book value - December 31, 2021	$1,803
Depreciation	(527)
Movement in foreign exchange	(95)
Net book value - December 31, 2022	1,181
Depreciation	(354)
Net book value - December 31, 2023	$827
Additions	11,000
Depreciation	(2,082)
Net book value - December 31, 2024	$9,745